CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	15,918,940	15,918,940	15,918,940
Common stock, shares outstanding	15,918,940	15,918,940	15,918,940